Shareholder Fees - Pioneer MAP High Income Municipal Fund - Pioneer MAP High Income Municipal Fund	Dec. 31, 2021
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none